RBC Emerging Markets ex-China Equity Fund Expense Example - RBC Emerging Markets ex-China Equity Fund	Mar. 31, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 684
Expense Example, with Redemption, 3 Years	1,050
Expense Example, with Redemption, 5 Years	1,440
Expense Example, with Redemption, 10 Years	2,527
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	392
Expense Example, with Redemption, 5 Years	714
Expense Example, with Redemption, 10 Years	1,627
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	420
Expense Example, with Redemption, 5 Years	770
Expense Example, with Redemption, 10 Years	$ 1,761